N-4	Aug. 08, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Lowest Annual Cost: $1,025	Highest Annual Cost: $6,403

Ongoing Fees and Expenses [Table Text Block]

Lowest Annual Cost: $1,025	Highest Annual Cost: $6,403

Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $1,025	Highest Annual Cost: $6,403

Lowest Annual Cost [Dollars]	$ 1,025
Highest Annual Cost [Dollars]	$ 6,403
Item 4. Fee Table [Text Block]

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024
Guaranteed Maximum Annual Charge	2.75%	2.75%

* These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.

Fee Tables – Annual Contract Expenses. The following entries are added to the Annual Contract Expenses Table under Optional Benefit Expenses:

Estate LockSM Death Benefit*
Guaranteed Maximum Annual Charge	1.60%

Lincoln ProtectedPay with Estate LockSM**
Guaranteed Maximum Annual Charge	2.75%

* As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Other Deductions section for a discussion of how the charge is calculated.

**As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples. The following Example is added to your prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual fund fees and expenses. The Examples do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the guaranteed maximum charges for Lincoln ProtectedPay® and Estate LockSM are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,752	$17,711	$30,258	$64,029

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,752	$17,711	$30,258	$64,029

Annual Contract Expenses [Table Text Block]
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024
Guaranteed Maximum Annual Charge	2.75%	2.75%

* These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.

Estate LockSM Death Benefit*
Guaranteed Maximum Annual Charge	1.60%

Lincoln ProtectedPay with Estate LockSM**
Guaranteed Maximum Annual Charge	2.75%

* As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Other Deductions section for a discussion of how the charge is calculated.

**As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$5,752	$17,711	$30,258	$64,029

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,752
Surrender Expense, 3 Years, Maximum [Dollars]	17,711
Surrender Expense, 5 Years, Maximum [Dollars]	30,258
Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,029
Annuitize Example [Table Text Block]
1 year	3 years	5 years	10 years
$5,752	$17,711	$30,258	$64,029

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,752
Annuitized Expense, 3 Years, Maximum [Dollars]	17,711
Annuitized Expense, 5 Years, Maximum [Dollars]	30,258
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 64,029
No Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$5,752	$17,711	$30,258	$64,029

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,752
No Surrender Expense, 3 Years, Maximum [Dollars]	17,711
No Surrender Expense, 5 Years, Maximum [Dollars]	30,258
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,029
Item 10. Benefits Available (N-4) [Text Block]
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.15%	1.35%
*These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%

Benefits Available Under the Contract. A new line item for i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024 is added to the Benefits Available Under the Contract – Optional Benefits Available for Election table:

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	2.75% Single and Joint Life Options

●       Investment Requirements apply.

●       Withdrawals could significantly reduce or terminate the benefit.

●       Restrictions apply to the length of the Access Period.

●       Additional Purchase Payments may be limited.

Benefits Available Under the Contract – i4LIFE® Advantage. The following discussion outlines changes made to the i4LIFE® Advantage section of your prospectus.

Access Period. The third row of the Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
Select Guaranteed Income Benefit elections on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit elections prior to August 19, 2024; or Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts

Regular Income Payments during the Access Period. An AIR rate of 4% will be used to calculate Regular Income Payments under i4LIFE® Advantage under all new elections of Select Guaranteed Income Benefit. The sixth and seventh paragraphs of this section are deleted and restated as follows:

A 3% AIR rate will be used to calculate the Regular Income Payments under:

●	Elections of Guaranteed Income Benefit (Managed Risk) made on and after May 18, 2020; and
●	Select Guaranteed Income Benefit elections prior to February 19, 2019.

A 4% AIR rate will be used to calculate the Regular Income Payments under:

●	Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and
●	Elections of all other versions of Guaranteed Income Benefit made prior to May 18, 2020; and
●	Select Guaranteed Income Benefit elections on and after August 19, 2024.

Guaranteed Income Benefit - Guaranteed Income Benefit Percentages and Age-Bands. The initial percentages applicable to riders elected on and after August 19, 2024, including transitions from another rider, are set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Guaranteed Income Benefit percentage and the date by which your application or rider election form must be signed and dated for a Contract to be issued with that percentage. Your Rate Sheet is available in conjunction with this prospectus supplement.

Guaranteed Income Benefit Step-ups – The step-up percentage will change from 75% to 65% for new elections of Select Guaranteed Income Benefit. The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For elections of Select Guaranteed income Benefit on and after August 19, 2024, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions. Contractowners who elect certain Living Benefit riders will be able to transition to the current version of i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The following Transitions chart in your prospectus is deleted and replaced with the following chart:

IF YOUR PRIOR RIDER IS ….	YOU WILL TRANSITION TO ….
Lincoln ProtectedPay Select Core®, and 4LATER® Select Advantage riders elected on and after August 19, 2024	Select Guaranteed Income Benefit (available on and after August 19, 2024)
Lincoln ProtectedPay Select Core®, Lincoln Market Select® Advantage, and 4LATER® Select Advantage riders elected prior to August 19, 2024	Select Guaranteed Income Benefit (available prior to August 19, 2024)
Lincoln ProtectedPay Secure Core® Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)

The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
Purchasers of: ● Lincoln ProtectedPay Select Core® elections on and after August 19, 2024 ● 4LATER® Select Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Purchasers of:

●        Lincoln ProtectedPay Select Core® elections prior to August 19, 2024

●        Lincoln ProtectedPay Secure Core®

●        Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020

●        Lincoln Market Select® Advantage

●        4LATER® Select Advantage prior to August 19, 2024

	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage under all new elections of Select Guaranteed Income Benefit beginning August 19, 2024.

Current Initial Annual Charges
Estate LockSM Death Benefit Rider Charge Rate	0.45%

Lincoln ProtectedPay and Estate LockSM Protected Lifetime Income Fee Rate	1.50%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Lincoln ProtectedPay Secure Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select Core®
Age	PAI Rate
59 – 64	4.25%
65 – 69	5.85%
70 – 74	5.95%
75 – 79	6.20%
80+	6.35%
Lincoln ProtectedPay Secure Core®
Age	PAI Rate
59 – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75 – 79	6.45%
80+	6.55%

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Estate LockSM Death Benefit	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals	1.60%

●      Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.

●      Available only if 35 to 75 years of age at the time of issuance.

●       Joint life option is not available.

●       Excess Withdrawals could significantly reduce or terminate the benefit.

●      Additional Purchase Payments may be limited.

Lincoln ProtectedPay and Estate LockSM	Provides: ● A combination Death Benefit and Living Benefit Rider. ● Varying income options. ● Guaranteed lifetime periodic withdrawals. ● An Enhancement to the Protected Income Base.	2.75% (as a percentage of the Fee Amount Basis)	● Available only at issue, and only in conjunction with the Estate LockSM Death Benefit. ● Investment Requirements apply. ● Excess Withdrawals could significantly reduce or terminate the benefit.

● Account Value Step-ups of the Protected Income Base. ● Age-based increases to the Protected Annual Income amount.

●      Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.

●      Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.

●      Purchase Payments and step-ups may increase fee rate.

●      Additional Purchase Payments may be limited.

The following section is added to the Benefits Available Under the Contract – Death Benefits section of your prospectus.

Estate LockSM Death Benefit. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of:

●	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
●	the sum of all Purchase Payments decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under Lincoln ProtectedPay® and Estate LockSM, and annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year do not reduce the sum of all Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value.

For example, assume an initial deposit into the Contract of $10,000, and a $500 withdrawal has been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of Death Benefit paid equals $10,000.

In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for premium taxes, if any.

Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and will reduce your guarantee if it is considered an Excess Withdrawal.

Availability. The Estate LockSM Death Benefit can only be elected at the time the Contract is purchased, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 35 to 75 years of age at the time the Contract is issued.

The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate:

1.	on the Annuity Commencement Date;
2.	if a withdrawal is taken prior to the youngest age on the Rate Sheet;
3.	if the Contract Value is reduced to zero;
4.	upon the election of any Annuity Payout option, including i4LIFE® Advantage;
5.	upon payment of a Death Benefit; or
6.	at any time the Contractowner/Annuitant is changed.

If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit.

The following section is added to the Benefits Available Under the Contract – Living Benefit Riders section of your prospectus.

Lincoln ProtectedPay® and Estate LockSM

Lincoln ProtectedPay® and Estate LockSM is a combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. Lincoln ProtectedPay® and Estate LockSM is available for purchase beginning August 19, 2024 (subject to state availability and broker dealer approval), and provides:

●	Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
●	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
●	Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement;
●	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and
●	a Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant.

The Living Benefit feature of the rider provides flexible investment and income choices to meet your individual needs by offering two different options:

●	Lincoln ProtectedPay® Select CoreSM
●	Lincoln ProtectedPay® Secure CoreSM

You should carefully consider which option is the best option for you as your selection is irrevocable unless you follow the termination guidelines below. Consider the following:

●	The Select option provides more investment choices, but overall, lower income rates.
●	The Secure option provides fewer investment choices, but overall, higher income rates.

Protected Annual Income lifetime income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time.

Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement.

The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral.

Availability. The Lincoln ProtectedPay® and Estate LockSM rider is available beginning August 19, 2024, and can only be elected at the time the Contract is purchased, and only in conjunction with the Estate LockSM Death Benefit, subject to approval in your state. The rider will be effective on the Contract’s effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if total Purchase Payments equal $2 million or more.

Lincoln ProtectedPay® and Estate LockSM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The oldest Contractowner or Annuitant must be 35 to 75 years of age at the time the Contract is issued (at least age 58 for contracts issued in the state of Maryland).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.

Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base will equal your initial Purchase Payment. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you.

The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up.

The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Enhancement. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied.

On each Benefit Year anniversary, the Protected Income Base will be the greater of the Contract Value and the Enhancement Value, if:

a.	the Contractowner/Annuitant is under age 86;
b.	there are no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year;
c.	the rider is within the Enhancement Period;
d.	the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment;
e.	the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and
f.	the Enhancement Base is greater than zero.

The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year.

On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected

Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base.

The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.

The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.

Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.

Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000

Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000

On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)).

Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value = $125,000

On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Bast on the second Benefit Year anniversary.

As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.

An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.

Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired.

Account Value Step-ups. The Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if:

a.	the Contractowner/Annuitant are under age 86; and
b.	the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee, and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and
c.	the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary.

The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred.

The protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. (See the Protected Lifetime Income Fee – Lincoln ProtectedPay® and Estate LockSM Fee section earlier in this supplement.) If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups if you meet the conditions listed above.

Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000

On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000.

On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000.

On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000.

Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.

In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal.

The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected and based on your age. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.

The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at number listed in your prospectus.

After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum.

Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value.

The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:

Contract Value on the rider’s effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 5%)	$ 10,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$ 10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000

Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 – $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base on first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$ 10,250

Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000.

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.

Excess Withdrawals. Excess Withdrawals are:

1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.

Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the minimum withdrawal age as stated on your Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals.

When an Excess Withdrawal occurs:

1.	the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).

Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in your prospectus if you have any questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal which causes an $10,200 reduction in the Protected Income Base and Enhancement Base.

Prior to Excess Withdrawal:

Contract Value = $60,000

Protected Income Base = $85,000

Enhancement Base = $85,000

Enhancement Value = $85,000

Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)

After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal): The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base. Enhancement Base and Enhancement Value are not reduced:

Contract Value = $55,750 ($60,000 - $4,250)

Protected Income Base = $85,000

Enhancement Base = $85,000

Enhancement Value = $85,000

The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base, and Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750.

Contract Value = $49,060 ($55,750 - $6,690).

Contract Value reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)

Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Enhancement Base = $74,000 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Enhancement Value = $74,000 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base)

On the following Benefit Year anniversary:

Contract Value = $48,000

Protected Income Base = $74,800

Enhancement Base = $74,800

Enhancement Value = $74,800

Protected Annual Income amount = $3,740 (5% x $74,800)

In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate.

Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:

1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You reach the minimum age, as stated on the Rate Sheet.

If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income See the prospectus - Federal Tax Matters.

Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.

Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected Annual Income rate listed on your Rate Sheet.

Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment.

Death Prior to the Annuity Commencement Date. Lincoln ProtectedPay® and Estate LockSM riders have no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowner or Annuitant and provides no increase in value to the Estate LockSM Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See the prospectus – The Contracts – Death Benefits.

Upon the death of the Contractowner or Annuitant, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).

Termination. The Contractowner may not voluntarily terminate the rider, but the rider will automatically terminate:

●	on the Annuity Commencement Date (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable);
●	upon the election of any Annuity Payout option, including i4LIFE® Advantage;
●	upon death of the Contractowner or Annuitant;
●	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
●	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
●	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
●	upon surrender or termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	2.75% Single and Joint Life Options

●       Investment Requirements apply.

●       Withdrawals could significantly reduce or terminate the benefit.

●       Restrictions apply to the length of the Access Period.

●       Additional Purchase Payments may be limited.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Estate LockSM Death Benefit	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals	1.60%

●      Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.

●      Available only if 35 to 75 years of age at the time of issuance.

●       Joint life option is not available.

●       Excess Withdrawals could significantly reduce or terminate the benefit.

●      Additional Purchase Payments may be limited.

Lincoln ProtectedPay and Estate LockSM	Provides: ● A combination Death Benefit and Living Benefit Rider. ● Varying income options. ● Guaranteed lifetime periodic withdrawals. ● An Enhancement to the Protected Income Base.	2.75% (as a percentage of the Fee Amount Basis)	● Available only at issue, and only in conjunction with the Estate LockSM Death Benefit. ● Investment Requirements apply. ● Excess Withdrawals could significantly reduce or terminate the benefit.

● Account Value Step-ups of the Protected Income Base. ● Age-based increases to the Protected Annual Income amount.

●      Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.

●      Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.

●      Purchase Payments and step-ups may increase fee rate.

●      Additional Purchase Payments may be limited.

Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.
Item 17. Portfolio Companies (N-4) [Text Block]

Appendix B – Investment Requirements. The following section outlines the Investment Requirements that apply to elections of i4LIFE® Advantage Select Guaranteed Income Benefit on and after August 19, 2024, including transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from another Living Benefit Rider that was elected on and after August 19, 2024. See i4LIFE® Advantage Guaranteed Income Benefit Transitions and Appendix B in your prospectus for complete details.

Under the current Investment Requirements, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund

American Funds Growth and Income PortfolioSM

American Funds Managed Risk Asset Allocation Fund

American Funds Managed Risk Global Allocation PortfolioSM

American Funds Managed Risk Growth and Income PortfolioSM

American Funds Managed Risk Growth PortfolioSM

American Funds Mortgage Fund

American Funds The Bond Fund of America

American Funds U.S. Government Securities Fund

LVIP American Balanced Allocation Fund

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

LVIP American Preservation Fund

The fixed account is not available.

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, made available to you by your financial professional. You may reallocate Contract Value or Account Value at any time, according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPay® and Estate LockSM.

Under the current Investment Requirements for Lincoln ProtectedPay® Secure Core and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM

American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund	American Funds The Bond Fund of America
American Funds Managed Risk Global Allocation PortfolioSM	American Funds U.S. Government Securities Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Mortgage Fund	LVIP American Preservation Fund

Under the current Investment Requirements for Lincoln ProtectedPay® Select Core and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	American Funds The Bond Fund of America
American Funds Global Balanced Fund	American Funds U.S. Government Securities Fund
American Funds Growth and Income PortfolioSM	LVIP American Balanced Allocation Fund
American Funds Managed Risk Asset Allocation Fund	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Global Allocation PortfolioSM	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Income Allocation Fund
American Funds Mortgage Fund	LVIP American Preservation Fund

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Investment Requirements. The following section outlines the Investment Requirements that apply to elections of i4LIFE® Advantage Select Guaranteed Income Benefit on and after August 19, 2024, including transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from another Living Benefit Rider that was elected on and after August 19, 2024. See i4LIFE® Advantage Guaranteed Income Benefit Transitions and Appendix B in your prospectus for complete details.

Under the current Investment Requirements, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund

American Funds Growth and Income PortfolioSM

American Funds Managed Risk Asset Allocation Fund

American Funds Managed Risk Global Allocation PortfolioSM

American Funds Managed Risk Growth and Income PortfolioSM

American Funds Managed Risk Growth PortfolioSM

American Funds Mortgage Fund

American Funds The Bond Fund of America

American Funds U.S. Government Securities Fund

LVIP American Balanced Allocation Fund

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

LVIP American Preservation Fund

The fixed account is not available.

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, made available to you by your financial professional. You may reallocate Contract Value or Account Value at any time, according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPay® and Estate LockSM.

Under the current Investment Requirements for Lincoln ProtectedPay® Secure Core and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM

American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund	American Funds The Bond Fund of America
American Funds Managed Risk Global Allocation PortfolioSM	American Funds U.S. Government Securities Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Mortgage Fund	LVIP American Preservation Fund

Under the current Investment Requirements for Lincoln ProtectedPay® Select Core and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund	American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	American Funds The Bond Fund of America
American Funds Global Balanced Fund	American Funds U.S. Government Securities Fund
American Funds Growth and Income PortfolioSM	LVIP American Balanced Allocation Fund
American Funds Managed Risk Asset Allocation Fund	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Global Allocation PortfolioSM	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Income Allocation Fund
American Funds Mortgage Fund	LVIP American Preservation Fund

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Estate LockSM Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%	[1]
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Other Deductions section for a discussion of how the charge is calculated.
Name of Benefit [Text Block]	Estate LockSM Death BenefitWorks in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit
Purpose of Benefit [Text Block]	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%	[1]
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Other Deductions section for a discussion of how the charge is calculated.
Name of Benefit [Text Block]	Estate LockSM Death BenefitWorks in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit
Operation of Benefit [Text Block]

Estate LockSM Death Benefit. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of:

●	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
●	the sum of all Purchase Payments decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under Lincoln ProtectedPay® and Estate LockSM, and annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year do not reduce the sum of all Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value.

For example, assume an initial deposit into the Contract of $10,000, and a $500 withdrawal has been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of Death Benefit paid equals $10,000.

In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for premium taxes, if any.

Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and will reduce your guarantee if it is considered an Excess Withdrawal.

Availability. The Estate LockSM Death Benefit can only be elected at the time the Contract is purchased, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 35 to 75 years of age at the time the Contract is issued.

The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate:

1.	on the Annuity Commencement Date;
2.	if a withdrawal is taken prior to the youngest age on the Rate Sheet;
3.	if the Contract Value is reduced to zero;
4.	upon the election of any Annuity Payout option, including i4LIFE® Advantage;
5.	upon payment of a Death Benefit; or
6.	at any time the Contractowner/Annuitant is changed.

If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit.

Limitations, Restrictions, and Risks of Benefit [Text Block]

●      Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.

●      Available only if 35 to 75 years of age at the time of issuance.

●       Joint life option is not available.

●       Excess Withdrawals could significantly reduce or terminate the benefit.

●      Additional Purchase Payments may be limited.

Lincoln ProtectedPay® and Estate LockSM [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Lincoln ProtectedPay and Estate Lock
Purpose of Benefit [Text Block]

Provides:

●       A combination Death Benefit and Living Benefit Rider.

●      Varying income options.

●      Guaranteed lifetime periodic withdrawals.

●       An Enhancement to the Protected Income Base.

●      Account Value Step-ups of the Protected Income Base.

●      Age-based increases to the Protected Annual Income amount.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Lincoln ProtectedPay and Estate Lock
Operation of Benefit [Text Block]

Lincoln ProtectedPay® and Estate LockSM

Lincoln ProtectedPay® and Estate LockSM is a combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. Lincoln ProtectedPay® and Estate LockSM is available for purchase beginning August 19, 2024 (subject to state availability and broker dealer approval), and provides:

●	Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
●	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
●	Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement;
●	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and
●	a Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant.

The Living Benefit feature of the rider provides flexible investment and income choices to meet your individual needs by offering two different options:

●	Lincoln ProtectedPay® Select CoreSM
●	Lincoln ProtectedPay® Secure CoreSM

You should carefully consider which option is the best option for you as your selection is irrevocable unless you follow the termination guidelines below. Consider the following:

●	The Select option provides more investment choices, but overall, lower income rates.
●	The Secure option provides fewer investment choices, but overall, higher income rates.

Protected Annual Income lifetime income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time.

Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement.

The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral.

Availability. The Lincoln ProtectedPay® and Estate LockSM rider is available beginning August 19, 2024, and can only be elected at the time the Contract is purchased, and only in conjunction with the Estate LockSM Death Benefit, subject to approval in your state. The rider will be effective on the Contract’s effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if total Purchase Payments equal $2 million or more.

Lincoln ProtectedPay® and Estate LockSM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The oldest Contractowner or Annuitant must be 35 to 75 years of age at the time the Contract is issued (at least age 58 for contracts issued in the state of Maryland).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.

Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base will equal your initial Purchase Payment. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you.

The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up.

The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Enhancement. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied.

On each Benefit Year anniversary, the Protected Income Base will be the greater of the Contract Value and the Enhancement Value, if:

a.	the Contractowner/Annuitant is under age 86;
b.	there are no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year;
c.	the rider is within the Enhancement Period;
d.	the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment;
e.	the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and
f.	the Enhancement Base is greater than zero.

The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year.

On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected

Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base.

The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.

The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.

Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.

Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000

Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000

On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)).

Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value = $125,000

On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Bast on the second Benefit Year anniversary.

As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.

An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.

Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired.

Account Value Step-ups. The Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if:

a.	the Contractowner/Annuitant are under age 86; and
b.	the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee, and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and
c.	the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary.

The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred.

The protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. (See the Protected Lifetime Income Fee – Lincoln ProtectedPay® and Estate LockSM Fee section earlier in this supplement.) If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups if you meet the conditions listed above.

Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000

On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000.

On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000.

On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000.

Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.

In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal.

The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected and based on your age. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.

The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at number listed in your prospectus.

After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum.

Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value.

The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:

Contract Value on the rider’s effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 5%)	$ 10,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$ 10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000

Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 – $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base on first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$ 10,250

Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000.

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.

Excess Withdrawals. Excess Withdrawals are:

1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.

Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the minimum withdrawal age as stated on your Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals.

When an Excess Withdrawal occurs:

1.	the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and
2.	the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).

Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in your prospectus if you have any questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal which causes an $10,200 reduction in the Protected Income Base and Enhancement Base.

Prior to Excess Withdrawal:

Contract Value = $60,000

Protected Income Base = $85,000

Enhancement Base = $85,000

Enhancement Value = $85,000

Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)

After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal): The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base. Enhancement Base and Enhancement Value are not reduced:

Contract Value = $55,750 ($60,000 - $4,250)

Protected Income Base = $85,000

Enhancement Base = $85,000

Enhancement Value = $85,000

The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base, and Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750.

Contract Value = $49,060 ($55,750 - $6,690).

Contract Value reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)

Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Enhancement Base = $74,000 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Enhancement Value = $74,000 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)

Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base)

On the following Benefit Year anniversary:

Contract Value = $48,000

Protected Income Base = $74,800

Enhancement Base = $74,800

Enhancement Value = $74,800

Protected Annual Income amount = $3,740 (5% x $74,800)

In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate.

Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:

1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You reach the minimum age, as stated on the Rate Sheet.

If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income See the prospectus - Federal Tax Matters.

Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.

Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected Annual Income rate listed on your Rate Sheet.

Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment.

Death Prior to the Annuity Commencement Date. Lincoln ProtectedPay® and Estate LockSM riders have no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowner or Annuitant and provides no increase in value to the Estate LockSM Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See the prospectus – The Contracts – Death Benefits.

Upon the death of the Contractowner or Annuitant, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).

Termination. The Contractowner may not voluntarily terminate the rider, but the rider will automatically terminate:

●	on the Annuity Commencement Date (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable);
●	upon the election of any Annuity Payout option, including i4LIFE® Advantage;
●	upon death of the Contractowner or Annuitant;
●	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
●	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
●	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
●	upon surrender or termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage.

Limitations, Restrictions, and Risks of Benefit [Text Block]

●      Available only at issue, and only in conjunction with the Estate LockSM Death Benefit.

●      Investment Requirements apply.

●      Excess Withdrawals could significantly reduce or terminate the benefit.

●      Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.

●      Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.

●      Purchase Payments and step-ups may increase fee rate.

●      Additional Purchase Payments may be limited.

Lincoln ProtectedPay with Estate LockSM [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[2]
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[2]
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.
i4LIFE® Advantage [Member]
Prospectus:
Operation of Benefit [Text Block]

Access Period. The third row of the Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
Select Guaranteed Income Benefit elections on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit elections prior to August 19, 2024; or Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts

Regular Income Payments during the Access Period. An AIR rate of 4% will be used to calculate Regular Income Payments under i4LIFE® Advantage under all new elections of Select Guaranteed Income Benefit. The sixth and seventh paragraphs of this section are deleted and restated as follows:

A 3% AIR rate will be used to calculate the Regular Income Payments under:

●	Elections of Guaranteed Income Benefit (Managed Risk) made on and after May 18, 2020; and
●	Select Guaranteed Income Benefit elections prior to February 19, 2019.

A 4% AIR rate will be used to calculate the Regular Income Payments under:

●	Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and
●	Elections of all other versions of Guaranteed Income Benefit made prior to May 18, 2020; and
●	Select Guaranteed Income Benefit elections on and after August 19, 2024.

Guaranteed Income Benefit - Guaranteed Income Benefit Percentages and Age-Bands. The initial percentages applicable to riders elected on and after August 19, 2024, including transitions from another rider, are set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Guaranteed Income Benefit percentage and the date by which your application or rider election form must be signed and dated for a Contract to be issued with that percentage. Your Rate Sheet is available in conjunction with this prospectus supplement.

Guaranteed Income Benefit Step-ups – The step-up percentage will change from 75% to 65% for new elections of Select Guaranteed Income Benefit. The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For elections of Select Guaranteed income Benefit on and after August 19, 2024, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions. Contractowners who elect certain Living Benefit riders will be able to transition to the current version of i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The following Transitions chart in your prospectus is deleted and replaced with the following chart:

IF YOUR PRIOR RIDER IS ….	YOU WILL TRANSITION TO ….
Lincoln ProtectedPay Select Core®, and 4LATER® Select Advantage riders elected on and after August 19, 2024	Select Guaranteed Income Benefit (available on and after August 19, 2024)
Lincoln ProtectedPay Select Core®, Lincoln Market Select® Advantage, and 4LATER® Select Advantage riders elected prior to August 19, 2024	Select Guaranteed Income Benefit (available prior to August 19, 2024)
Lincoln ProtectedPay Secure Core® Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)

The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD
Purchasers of: ● Lincoln ProtectedPay Select Core® elections on and after August 19, 2024 ● 4LATER® Select Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Purchasers of:

●        Lincoln ProtectedPay Select Core® elections prior to August 19, 2024

●        Lincoln ProtectedPay Secure Core®

●        Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020

●        Lincoln Market Select® Advantage

●        4LATER® Select Advantage prior to August 19, 2024

	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage under all new elections of Select Guaranteed Income Benefit beginning August 19, 2024.

i4LIFE® Advantage Select Guaranteed Income Benefit Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Offered Starting [Date]	Aug. 19, 2024
Name of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024
Limitations, Restrictions, and Risks of Benefit [Text Block]

●       Investment Requirements apply.

●       Withdrawals could significantly reduce or terminate the benefit.

●       Restrictions apply to the length of the Access Period.

●       Additional Purchase Payments may be limited.

i4LIFE® Advantage Select Guaranteed Income Benefit Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Offered Starting [Date]	Aug. 19, 2024
Name of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024
Limitations, Restrictions, and Risks of Benefit [Text Block]

●       Investment Requirements apply.

●       Withdrawals could significantly reduce or terminate the benefit.

●       Restrictions apply to the length of the Access Period.

●       Additional Purchase Payments may be limited.

Rate Sheet Prospectus [Member]
Prospectus:
Fees and Costs of Benefit [Text Block]
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Lincoln ProtectedPay Select Core®
Age	PAI Rate
59 – 64	4.25%
65 – 69	5.85%
70 – 74	5.95%
75 – 79	6.20%
80+	6.35%
Lincoln ProtectedPay Secure Core®
Age	PAI Rate
59 – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75 – 79	6.45%
80+	6.55%

Rate Sheet Prospectus [Member] | Estate LockSM Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Rate Sheet Prospectus [Member] | Lincoln ProtectedPay® and Estate LockSM [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Rate Sheet Prospectus [Member] | i4LIFE® Advantage Select Guaranteed Income Benefit Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%	[3]
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%	[3]
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
Rate Sheet Prospectus [Member] | i4LIFE® Advantage Select Guaranteed Income Benefit Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[3]
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[3]
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.

[1]

* As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. See the Charges and Other Deductions section for a discussion of how the charge is calculated.

[2]

**As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

[3]	These charges are added to the i4LIFE® Advantage charges to comprise the total charges. The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.